Related Party Transactions	6 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties:

Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang, a principal shareholder of the Company
Taizhou Huadi Material Technology Co.	An entity 100% owned by Yiyu Wang, immediate family member of majority shareholder of the Company
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company

2) Related party transactions

Six Months Ended March 31, 2023

During the six months ended March 31, 2023, the Company purchased $686,727 in raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of March 31, 2023, the balance of accounts payable to Taizhou Huadi was $3,922,725.

Six Months Ended March 31, 2022

During the six months ended March 31, 2022, the Company purchased $3,660,841 in raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of March 31, 2022, the Company had no outstanding balance of accounts payable to Taizhou Huadi.

During the six months ended March 31, 2022, the Company borrowed RMB 2,000,000 ($314,001 in USD), from Di Wang for working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and interest free.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of March 31, 2023 and September 30, 2022:

Accounts	Name of related parties	March 31, 2023	September 30, 2022
Accounts payable	Taizhou Huadi Industrial Ltd.	$3,922,725	$2,439,105
Advance from customer	Taizhou Huadi Material Technology Co.	409,659	395,498
Due to related parties *	Di Wang	-	281,156
Due to related parties *	Jueqin Wang	337,497	325,830

*	The amount due to Di Wang and Jueqin Wang were interest-free working capital loans, which was unsecured and due on demand.